UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
India — 92.6%
Auto Components — 1.3%
MRF, Ltd.	3,154	$2,772,234

		$2,772,234

Automobiles — 10.0%
Eicher Motors, Ltd.	12,698	$4,248,165
Mahindra & Mahindra, Ltd.	464,154	5,536,712
Maruti Suzuki India, Ltd.	118,615	11,981,214

		$21,766,091

Banks — 10.2%
Axis Bank, Ltd.(1)	1,037,912	$8,829,959
Bandhan Bank, Ltd.(2)	112,536	880,488
Federal Bank, Ltd.	954,107	930,338
HDFC Bank, Ltd.	243,980	6,747,460
IndusInd Bank, Ltd.	105,888	2,470,171
RBL Bank, Ltd.(2)	315,698	2,235,482

		$22,093,898

Beverages — 1.2%
United Breweries, Ltd.	139,855	$2,624,994

		$2,624,994

Biotechnology — 1.0%
Biocon, Ltd.	228,170	$2,170,307

		$2,170,307

Capital Markets — 0.0%(3)
HDFC Asset Management Co., Ltd.(1)(2)	793	$14,516

		$14,516

Construction & Engineering — 1.2%
Voltas, Ltd.	360,925	$2,665,053

		$2,665,053

Construction Materials — 3.9%
Century Textiles & Industries, Ltd.	181,003	$2,045,585
Dalmia Bharat, Ltd.	61,347	1,950,998
UltraTech Cement, Ltd.	78,030	4,381,819

		$8,378,402

Consumer Finance — 5.3%
Bajaj Finance, Ltd.	174,816	$5,258,645
Bharat Financial Inclusion, Ltd.(1)	166,217	2,383,360
Mahindra & Mahindra Financial Services, Ltd.	509,947	2,826,038
Muthoot Finance, Ltd.	174,463	956,916

		$11,424,959

Diversified Financial Services — 1.7%
Bajaj Holdings & Investment, Ltd.	88,079	$3,745,734

		$3,745,734

Security	Shares	Value
Electrical Equipment — 0.5%
Graphite India, Ltd.	86,164	$1,008,006

		$1,008,006

Food Products — 3.1%
Britannia Industries, Ltd.	60,017	$4,843,474
GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	1,820,192

		$6,663,666

Hotels, Restaurants & Leisure — 0.8%
Indian Hotels Co., Ltd. (The)	923,711	$1,758,925

		$1,758,925

Household Durables — 2.2%
Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,725,198
Whirlpool of India, Ltd.	105,860	1,969,890

		$4,695,088

Household Products — 2.7%
Hindustan Unilever, Ltd.	264,321	$5,856,267

		$5,856,267

Insurance — 1.5%
ICICI Lombard General Insurance Co., Ltd.(2)	121,681	$1,351,323
ICICI Prudential Life Insurance Co., Ltd.(2)	397,908	1,832,658

		$3,183,981

Interactive Media & Services — 2.1%
Info Edge India, Ltd.	220,829	$4,512,078

		$4,512,078

IT Services — 14.9%
HCL Technologies, Ltd.	388,225	$5,816,145
Infosys, Ltd.	2,103,992	21,184,109
Infosys, Ltd. ADR	64,160	652,507
Larsen & Toubro Infotech, Ltd.(2)	61,474	1,654,120
Tech Mahindra, Ltd.	304,287	3,135,882

		$32,442,763

Life Sciences Tools & Services — 1.3%
Divi’s Laboratories, Ltd.	153,844	$2,788,491

		$2,788,491

Machinery — 2.2%
AIA Engineering, Ltd.	93,336	$2,238,716
Thermax, Ltd.	186,957	2,498,349

		$4,737,065

Metals & Mining — 1.4%
Hindustan Zinc, Ltd.	376,430	$1,508,692
Jindal Steel & Power, Ltd.(1)	564,567	1,526,378

		$3,035,070

Oil, Gas & Consumable Fuels — 6.3%
Mangalore Refinery & Petrochemicals, Ltd.	350,664	$346,404
Reliance Industries, Ltd.	773,149	13,382,697

		$13,729,101

Personal Products — 1.7%
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	$3,709,828

		$3,709,828

Security	Shares	Value
Pharmaceuticals — 6.6%
Abbott India, Ltd.	32,581	$3,482,650
Cipla, Ltd.	354,182	3,176,003
Eris Lifesciences, Ltd.(1)(2)	164,420	1,668,221
Lupin, Ltd.	251,219	3,131,547
Sun Pharmaceutical Industries, Ltd.	329,836	2,835,815

		$14,294,236

Real Estate Management & Development — 1.0%
Oberoi Realty, Ltd.	214,170	$1,214,892
Prestige Estates Projects, Ltd.	325,464	946,389

		$2,161,281

Road & Rail — 0.9%
Container Corp. of India, Ltd.	219,524	$1,908,074

		$1,908,074

Textiles, Apparel & Luxury Goods — 0.5%
Aditya Birla Fashion and Retail, Ltd.(1)	471,197	$1,189,719

		$1,189,719

Thrifts & Mortgage Finance — 4.2%
Housing Development Finance Corp., Ltd.	377,013	$9,102,552

		$9,102,552

Tobacco — 2.5%
ITC, Ltd.	1,310,348	$5,403,295

		$5,403,295

Wireless Telecommunication Services — 0.4%
Vodafone Idea, Ltd.(1)	1,698,435	$910,629

		$910,629

Total India (identified cost $168,246,065)		$200,746,303

United States — 3.3%
IT Services — 3.3%
Cognizant Technology Solutions Corp., Class A	94,081	$7,258,349

		$7,258,349

Total United States (identified cost $5,115,052)		$7,258,349

Total Common Stocks (identified cost $173,361,117)		$208,004,652

Total Investments — 95.9% (identified cost $173,361,117)		$208,004,652

Other Assets, Less Liabilities — 4.1%		$8,817,971

Net Assets — 100.0%		$216,822,623

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $9,636,808 or 4.4% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	370	Long	Oct-18	$8,109,660	$(75,907)

					$(75,907)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

ADR	-	American Depositary Receipt

At September 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2018, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $75,907.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$5,422,707	$—	$5,422,707
Consumer Discretionary	—	32,182,057	—	32,182,057
Consumer Staples	—	24,258,050	—	24,258,050
Energy	—	13,729,101	—	13,729,101
Financials	14,516	49,551,124	—	49,565,640
Health Care	—	19,253,034	—	19,253,034
Industrials	—	10,318,198	—	10,318,198
Information Technology	7,910,856	31,790,256	—	39,701,112
Materials	—	11,413,472	—	11,413,472
Real Estate	—	2,161,281	—	2,161,281
Total Common Stocks	$7,925,372	$200,079,280 *	$—	$208,004,652
Total Investments	$7,925,372	$200,079,280	$—	$208,004,652

Liability Description
Futures Contracts	$—	$(75,907)	$—	$(75,907)
Total	$—	$(75,907)	$—	$(75,907)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018